Business Combinations RDX Asset Acquisition (Details) - RDX Asset acquisition [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Inventories	$ 1,673
Other Assets	100
Property and Equipment	789
Identifiable Intangible Assets	670
Total Identifiable Assets Acquired	3,232
Contingent Consideration, Liability	2,376
Other Liabilities	20
Net Identifiable Net Assets Acquired	836
Goodwill	5,311
Net Assets Acquired	$ 6,147